Schedule of changes in operating assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows Complementary Information
(Increase) Decrease in trade receivables and other receivables	$ (41)	$ 19	$ 65
Increase in inventories	(40)	(6)	(20)
Increase in trade payables and other payables	43	3	46
Increase (Decrease) in salaries and social security payable	8	(1)	(2)
Decrease in defined benefit plans	(2)	(2)	(1)
(Decrease) Increase in tax payables	(5)	(20)	4
Decrease in provisions	(3)	(5)	(7)
Income tax paid	(13)	(5)	(42)
(Payments) Proceeds from derivative financial instruments, net	(12)	(5)	9
Changes in operating assets and liabilities	$ (65)	$ (22)	$ 52